Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Dividends	$ 0	$ 0